Related Parties And Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Financial assets at amortized cost	¥ 3,011,570	¥ 4,716,448
Borrowings	38,823,284	36,915,513
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	3,910	3,839,817
Financial assets at amortized cost	1,501,013	2,504,622
Borrowings	0	820,716
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Accounts and other payables and contract liabilities and other liabilities [Member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	180,762	560,888
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Cash [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Account and other receivables and contract assets and other assets	10,879,797	14,316,239
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Account and other receivables and contract assets and other assets [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Account and other receivables and contract assets and other assets	¥ 1,507,969	¥ 2,951,606